RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT (Tables)	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT
Schedule of impact of restatement on statements of operations, statements of changes in stockholders' deficit and statements of cash flows

	For the Year Ended December 31, 2022
	As
	Previously	Restatement	As
	Reported	Adjustment	Restated
Statement of Operations
Gain on forgiveness of deferred underwriting fee payable	3,767,400	3,604,829	162,571
Total other income (expenses)	14,189,108	(3,604,829)	10,584,279
Income before provision for income taxes	10,863,503	(3,604,829)	7,258,674
Net income	9,980,174	(3,604,829)	6,375,345
Basic and diluted weighted average shares outstanding — Class A ordinary shares	27,600,000	—	27,600,000
Basic and diluted earnings per share — Class A ordinary shares	$0.29	$(0.11)	$0.18
Basic and diluted weighted average shares outstanding — Class B ordinary shares	6,900,000	—	6,900,000
Basic and diluted earnings per share — Class B ordinary shares	$0.29	$(0.11)	$0.18

	Additional Paid-in Capital			Accumulated Deficit
	As Previously		As	As Previously		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of Changes in Stockholders’ Deficit
Balance – December 31, 2021	$32,000	$—	$32,000	$(16,962,545)	$—	$(16,962,545)
Net income	—	—	—	9,980,174	(3,604,829)	6,375,345
Accretion of Class A common stock to redemption value	—	—	—	(2,487,272)	3,604,829	1,117,557

Balance – December 31, 2022	$32,000	$—	$32,000	$(9,469,643)	$—	$(9,469,643)

	For the Year Ended December 31, 2022
	As Previously	Restatement	As
	Reported	Adjustment	Restated
Statement of Cash Flow
Net Income	9,980,174	(3,604,829)	6,375,345
Gain on forgiveness of deferred underwriting fee payable	(3,767,400)	(3,604,829)	(162,571)
Supplemental disclosure of noncash activities:
Forgiveness of deferred underwriting fee payable allocated to Class A common stock	—	3,604,829	3,604,829